Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

In fiscal year 2025, we did not identify any cybersecurity threats that have materially impacted or are likely to materially impact our business strategy, operational results, or financial condition. However, despite our proactive measures, we cannot entirely eliminate cybersecurity risks or guarantee that no undetected incidents have occurred.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company’s cybersecurity strategy is designed to provide a comprehensive approach to securing cybersecurity risks across our technology stack, governance framework, and human elements for our operations globally. Cybersecurity risk management is a critical component of our broader risk management strategy. Our cybersecurity program is built on industry best practices and is designed to proactively identify, assess, and mitigate cybersecurity risks, including threats associated with the use of all third-party service providers. Our cybersecurity risk assessment framework categorizes risks based on their potential impact and severity, and the Company implements targeted risk treatment plans to ensure robust protection and resilience.

Two of the Company’s staff members oversee the prevention, detection, mitigation, and remediation of cybersecurity incidents. Both these employees have extensive experience in risk management and compliance generally, and have been overseeing cybersecurity and IT management at the Company since they joined Radiopharm. They are supported by Continental Resources Inc. The service provider has been engaged by the Company since late 2022 to provide strategic IT advice and manage the Company’s IT systems and infrastructure. The service provider, who has over 55 years of experience in securing IT in health and life sciences organizations, manages cybersecurity risks through a number of measures including the development and implementation of cybersecurity policies and procedures, training and penetration testing and systems monitoring. Our executive management team members regularly collaborate and receive reports from our managed IT and cybersecurity service provider, enabling ongoing assessment and monitoring of the Company’s cyber risk profile and initiatives.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors entrusts its Audit & Risk Committee with overseeing Radiopharm’s cybersecurity risk management, including ensuring that management has established processes to evaluate and manage cybersecurity risks.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true